SPONSORSHIPS (Details Narrative) - USD ($)		1 Months Ended	12 Months Ended
	Apr. 03, 2020	May 23, 2019	Dec. 31, 2020	Dec. 31, 2019
Defined Benefit Plan Disclosure [Line Items]
Number of restricted common stock issued			0	64,860,346
Ryan Dodd [Member]
Defined Benefit Plan Disclosure [Line Items]
Sponsorship fees		$ 1,250
Number of restricted common stock issued	85,000	262,500
Fair market value of share	3.15%	13.10%
Payment for sponsorship	$ 2,578	$ 34,388